Investments in and Advances to Equity Accounted Investments (Tables)	6 Months Ended
Jun. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	As at June 30, 2016	As at December 31, 2015
	$	$
High-Q Joint Venture	21,197	21,166
Tanker Investments Ltd.	47,701	44,195
Teekay Tanker Operations Ltd.	8,964	21,447
Total	77,862	86,808